Securities (Summary of Debt Securities by Risk Rating) (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure of financial assets [line items]
Debt securities	$ 363,563	$ 363,475
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	363,561	363,473
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	363,403	363,259
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	363,401	363,257
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	160	216
Allowance for credit losses on debt securities at amortized cost	0	0
Debt securities, net of allowance	160	216
Stage 3 [member]
Disclosure of financial assets [line items]
Debt securities	0	0
Allowance for credit losses on debt securities at amortized cost	0	0
Debt securities, net of allowance	0	0
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	362,249	362,521
Investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	362,249	362,521
Investment grade [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	0	0
Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	1,274	905
Non investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	1,154	738
Non investment grade [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	120	167
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	40	49
Watch and classified [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	40	49
Default [member]
Disclosure of financial assets [line items]
Debt securities	0	0
Default [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt securities	$ 0	$ 0